Risks Arising from Financial Instruments - Summary of Estimated Impact on Changes in the Price of Commodities (Detail) - Commodity price risk [member] - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Aluminum swap [member]
Disclosure of sensitivity analysis for each type of commodity price risk [line items]
Volatility of prices	13.45%	21.78%
Pre-tax impact on equity Price Increases	$ 181	$ 312
Prices decrease	$ (181)	$ (312)
Exchange traded sugar futures [member]
Disclosure of sensitivity analysis for each type of commodity price risk [line items]
Volatility of prices	29.15%	29.73%
Pre-tax impact on equity Price Increases	$ 17	$ 16
Prices decrease	$ (17)	$ (16)
Exchange traded wheat futures [member]
Disclosure of sensitivity analysis for each type of commodity price risk [line items]
Volatility of prices	24.27%	30.30%
Pre-tax impact on equity Price Increases	$ 2	$ 6
Prices decrease	$ (2)	$ (6)
Natural gas and energy derivatives [member]
Disclosure of sensitivity analysis for each type of commodity price risk [line items]
Volatility of prices	46.26%	25.86%
Pre-tax impact on equity Price Increases	$ 69	$ 66
Prices decrease	$ (69)	$ (66)
Rice swaps [member]
Disclosure of sensitivity analysis for each type of commodity price risk [line items]
Volatility of prices	35.60%	22.64%
Pre-tax impact on equity Price Increases	$ 60	$ 47
Prices decrease	$ (60)	$ (47)
Corn swaps [member]
Disclosure of sensitivity analysis for each type of commodity price risk [line items]
Volatility of prices	28.23%	21.74%
Pre-tax impact on equity Price Increases	$ 57	$ 42
Prices decrease	$ (57)	$ (42)
Plastic derivatives [member]
Disclosure of sensitivity analysis for each type of commodity price risk [line items]
Volatility of prices	28.63%	24.03%
Pre-tax impact on equity Price Increases	$ 11	$ 14
Prices decrease	$ (11)	$ (14)